Additional information about derivatives financial instruments - Option related to SPE (Details) - Call Option -SPE - Brought [Member] $ in Millions	Jun. 30, 2020 USD ($) R$ / shares item	Dec. 31, 2019 USD ($) item
Derivative financial instruments.
Notional (quantity) | item	137,751,623	137,751,623
Average strike per share | R$ / shares	2.69
Fair value of assets	$ 24	$ 24
Value at risk	2
2022
Derivative financial instruments.
Fair value of assets	$ 24